Steven I. Koszalka Secretary American Funds College Target Date Series 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 siik@capgroup.com

April 16, 2015

Document Control

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds College Target Date Series
File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

This filing is being made pursuant to Rule 497 in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T. This filing is being made in connection with the above referenced Registrant's filing of its prospectus supplement pursuant to Rule 497 on March 25, 2015.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase